Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
CURRENT ASSETS:
Cash	$ 14,236,300	$ 8,077,908
Short-term investments	14,344,092	13,725,204
Accounts receivable, net	18,816,406	15,573,742
Inventories, net	3,385,872	2,462,542
Due from related parties	356,290	236,982
Advance to suppliers	103,653	2,738,313
Prepayment for advertising		7,492,320
Prepaid expenses and other current assets	418,170	174,053
TOTAL CURRENT ASSETS	51,660,783	50,481,064
Property, plant and equipment, net	4,985,035	4,681,353
Prepayments made to a related party for purchase of property	2,520,000	2,476,800
Prepayments for construction in progress	10,448,944	10,712,160
Intangible assets, net	178,764	178,483
Investment in equity securities	586,674	744,924
Deferred tax assets	985,961	869,997
TOTAL NONCURRENT ASSETS	19,705,378	19,663,717
TOTAL ASSETS	71,366,161	70,144,781
CURRENT LIABILITIES:
Short-term bank loans	4,410,000	4,334,400
Accounts payable	3,645,443	5,310,526
Taxes payable	962,790	1,101,460
Due to related parties	7,293	19,723
Accrued expenses and other current liabilities	1,182,353	444,319
TOTAL CURRENT LIABILITIES	10,207,879	11,210,428
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 21,750,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Statutory reserves	2,439,535	2,439,535
Retained earnings	26,790,666	25,058,931
Accumulated other comprehensive income	2,580,953	2,088,759
TOTAL SHAREHOLDERS’ EQUITY	61,158,282	58,934,353
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 71,366,161	$ 70,144,781